Share capital	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Share capital
Note 9. Share capital
Common shares

	For the three months ended				For the six months ended
$ millions, except number of shares		2024 Apr. 30	2023 Apr. 30			2024 Apr. 30		2023 Apr. 30
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	937,223,345	$16,447	911,628,796	$15,046	931,098,941	$16,082	906,040,097	$14,726
Issuance pursuant to:
Equity-settled share-based compensation plans	313,852	17	61,493	3	692,877	37	192,824	9
Shareholder investment plan (1)	4,693,884	299	5,337,388	296	9,811,613	607	10,083,813	568
Employee share purchase plan	786,615	51	708,052	42	1,457,807	90	1,448,566	86
	943,017,696	$16,814	917,735,729	$15,387	943,061,238	$16,816	917,765,300	$15,389
Treasury shares	(15,277)	(1)	33,634	2	(58,819)	(3)	4,063	–
Balance at end of period	943,002,419	$16,813	917,769,363	$15,389	943,002,419	$16,813	917,769,363	$15,389
(1)
Commencing with the dividends paid on January 27, 2023, the participants in the Dividend Reinvestment Option and Stock Dividend Option of the Shareholder Investment Plan received a 2% discount from average market price on dividends reinvested in additional common shares issued from Treasury.

Preferred shares and other equity instruments
Non-cumulative Rate Reset Class A Preferred Shares Series 57 (NVCC)

(Series 57 shares)
On March 12, 2024, we issued 500,000 Non-cumulative Rate Reset Class A Preferred Shares Series 57 (NVCC) (Series 57 shares) with a par value of $1,000.00 per share, for gross proceeds of $500 million. For the initial five-year period to April 12, 2029, the Series 57 shares pay semi-annual cash dividends on the 12th day of April and October in each year, as declared, at a rate of 7.337%. The first dividend, if declared, will be payable on October 12, 2024. On April 12, 2029, and on April 12 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 3.90%.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 57 shares at par during the period from March 12, 2029 to and including April 12, 2029 and during the period from March 12 to and including April 12 every five years thereafter.
Non-cumulative Rate Reset Class A Preferred Shares Series 49 (NVCC)

(Series 49 shares)
On April 30, 2024, we redeemed all 13 million Non-cumulative Rate Reset Class A Preferred Shares Series 49 (NVCC) (Series 49
shares
), at a redemption price of $25.00 per Series 49
share
, for a total redemption cost of $325 million.
Regulatory capital, leverage and total loss absorbing capacity (TLAC) ratios
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at		2024 Apr. 30	2023 Oct. 31
Common Equity Tier 1 (CET1) capital		$42,728	$40,327
Tier 1 capital	A	47,845	45,270
Total capital		55,478	52,119
Total risk-weighted assets (RWA)	B	326,514	326,120
CET1 ratio		13.1%	12.4%
Tier 1 capital ratio		14.7%	13.9%
Total capital ratio		17.0%	16.0%
Leverage ratio exposure	C	$1,112,411	$1,079,103
Leverage ratio	A/C	4.3%	4.2%
TLAC available	D	$95,890	$100,176
TLAC ratio	D/B	29.4%	30.7%
TLAC leverage ratio	D/C	8.6%	9.3%
Our regulatory capital ratios are determined in accordance with the Capital Adequacy Requirements Guideline issued by OSFI, which are based on the capital standards developed by the Basel Committee on Banking Supervision. CIBC has been designated by OSFI as a domestic systemically important bank (D-SIB) in Canada, and is subject to a CET1 surcharge equal to 1.0% of RWA. OSFI also expects D-SIBs to hold a Domestic Stability Buffer (DSB) of 3.5%, which was increased from 3.0% effective November 1, 2023. The resulting targets established by OSFI for D-SIBs, including all buffer requirements, for the CET1, Tier 1, and Total capital ratios are 11.5%, 13.0%, and 15.0%, respectively.
To supplement risk-based capital requirements, OSFI expects federally regulated deposit-taking institutions to have a leverage ratio, which is a non-risk-based capital metric, that meets or exceeds 3.5%, including a 0.5% D-SIB buffer.
Under the TLAC guideline, OSFI also requires D-SIBs to maintain a supervisory target TLAC ratio (which builds on the risk-based capital ratios) and a minimum TLAC leverage ratio (which builds on the leverage ratio). OSFI expects D-SIBs to have a minimum risk-based TLAC ratio of 21.5% plus the then applicable DSB requirement (3.5% as noted above), and a minimum TLAC leverage ratio of 7.25%.
These targets may be higher for certain institutions at OSFI’s discretion. During the quarter ended April 30, 2024, we have complied with OSFI’s regulatory capital, leverage ratio, and TLAC requirements.